UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE  681370

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 3/31/14

Item 1.  Schedule of Investments.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2014
Principal Amount ($)					Yield (%)		Maturity			Value
		BONDS & NOTES - 25.6%
		AGRICULTURE - 1.1%
949,000		Vector Group Ltd.			7.7500		2/15/2021			$ 1,020,175

		BANKS - 1.6%
1,100,000		Lloyds TSB Bank PLC (a,b)			12.0000		Perpetual	+		1,494,253

		BEVERAGES - 0.3%
250,000		Beverages & More Inc. (b)			10.0000		11/15/2018			260,000

		CHEMICALS - 0.6%
500,000		Cornerstone Chemical Co. (c)			9.3750		3/15/2018			530,000

		DIVERSIFIED FINANCIAL SERVICES - 6.3%
500,000		Fly Leasing LTD - ADR			6.7500		12/15/2020			522,500
1,780,000		ILFC E- Capital Trust II (a,b)			6.2500		12/21/2065			1,726,600
750,000		Jefferies Finance LLC / JFIN Co-Issuer Corp. (b)			7.3750		4/1/2020			755,625
1,500,000		Lehman Brothers Holdings, Inc. (d)			6.8750		5/2/2018			365,625
1,335,000		Nuveen Investments, Inc. Class A (b,c)			9.5000		10/15/2020			1,421,775
1,202,000		Tricon Capital Group			5.6000		3/31/2020			1,170,744
										5,962,869
		HOUSEHOLD PRODUCTS / WARES - 0.6%
500,000		Prestige Brands, Inc. (c)			8.1250		2/1/2020			560,625

		OIL & GAS - 3.4%
400,000		Crew Energy Inc.			8.3750		10/21/2020			379,179
1,250,000		Gastar Exploration USA, Inc. (b)			8.6250		5/15/2018			1,281,250
1,500,000		Lightstream Resources Ltd. (b)			8.6250		2/1/2020			1,500,000
										3,160,429
		PACKAGING & CONTAINERS - 0.8%
500,000		Kleopatra Holdings 1 (b,e)			10.2500		8/15/2017			728,776

		REAL ESTATE - 1.1%
1,000,000		Hunt Co., Inc. (b)			9.6250		3/1/2021			1,025,000

		RETAIL - 1.4%
500,000		GRD Holding III Corp. (b)			10.7500		6/1/2019			550,000
750,000		Landry's, Inc. (b,c)			9.3750		5/1/2020			825,938
										1,375,938
		SOFTWARE - 2.5%
500,000		First Data Corp. (b,c,e)			8.2500		1/15/2021			542,500
750,000		First Data Corp. (b,c)			8.7500		1/15/2022			819,375
1,000,000		Interface Security Systems Holdings, Inc. (b)			9.2500		1/15/2018			1,000,000
										2,361,875
		TELECOMMUNICATIONS - 5.9%
1,200,000		Avanti Communications Group PLC (b)			10.0000		10/1/2019			1,278,000
1,000,000		Avaya, Inc. (b)			9.0000		4/1/2019			1,040,000
250,000		Digicel Group Ltd. (b)			8.2500		9/30/2020			266,875
750,000		Digicel Ltd. (b)			8.2500		9/1/2017			780,000
500,000		Intelsat Luxembourg SA (b)			7.7500		6/1/2021			526,250
1,250,000		Intelsat Luxembourg SA (b,c)			8.1250		6/1/2023			1,325,000
250,000		Nortel Networks Ltd. (d)			10.7500		7/15/2016			298,125
										5,514,250

		TOTAL BONDS & NOTES (Cost - $23,545,807)								23,994,190

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)					Yield (%)		Maturity			Value
		CONVERTIBLE BONDS - 26.4%
		AGRICULTURE - 1.3%
6,497		Bunge Ltd.			1.0940		12/31/2049			$ 688,682
500,000		Vector Group Ltd. (a,c)			1.7500		4/15/2020			521,562
										1,210,244
		COMMERCIAL SERVICES - 1.4%
1,000,000		Albany Molecular Research Inc. (b)			2.2500		11/15/2018			1,355,000

		COMPUTERS - 1.1%
750,000		Spansion LLC (b)			2.0000		9/1/2020			1,050,469

		ELECTRONICS - 2.0%
1,500,000		InvenSense Inc. (b)			1.7500		11/1/2018			1,903,125

		ENGINEERING & CONSTRUCTION - 1.1%
1,000,000		Aecon Group Inc.			5.5000		12/31/2018			1,006,342

		HEALTHCARE - PRODUCTS - 1.7%
1,000,000		Alere Inc.			3.0000		5/15/2016			1,099,375
500,000		Endologix, Inc.			2.2500		12/15/2018			474,688
										1,574,063
		HOUSEHOLD PRODUCTS / WARES - 1.1%
1,000,000		Jarden Corp (b)			1.5000		6/15/2019			993,125

		INSURANCE - 1.3%
1,000,000		MGIC Investment Corp (b,c)			9.0000		4/1/2063			1,206,875

		INTERNET - 4.8%
1,000,000		Qihoo 360 Technology Co, Ltd. (b)			2.5000		9/15/2018			1,180,625
1,000,000		SouFun Holdings Ltd. (b)			2.0000		12/15/2018			970,000
1,000,000		Trulia, Inc. (b)			2.7500		12/15/2020			1,129,375
1,000,000		Web.com Group Inc.			1.0000		8/15/2018			1,176,875
										4,456,875
		LODGING - 1.0%
1,000,000		Home Inns & Hotels Management, Inc. (c)			2.0000		12/15/2015			966,875

		PHARMACEUTICALS - 0.9%
500,000		Salix Pharmaceuticals Ltd.			1.5000		3/15/2019			845,313

		REITS - 2.5%
750,000		American Realty Capital			3.7500		12/15/2020			815,625
50,000		American Realty Capital			3.0000		8/1/2018			531,875
1,000,000		Rait Financial Trust			4.0000		10/1/2033			975,000
										2,322,500
		SEMICONDUCTORS - 3.7%
750,000		GT Advanced Technologies Inc.			3.0000		12/15/2020			1,212,656
1,041,000		Jazz Technologies (b)			8.0000		12/31/2018			1,119,075
500,000		Sunedison, Inc. (b)			2.0000		10/1/2018			726,875
250,000		Sunedison, Inc. (b)			2.7500		1/1/2021			370,469
										3,429,075
		TELECOMMUNICATIONS - 2.5%
250,000		Ciena Corp. (b,c)			3.7500		10/15/2018			349,844
875,000		Ciena Corp. (c)			0.8750		6/15/2017			889,765
1,000,000		Finisar Corp. (b)			0.5000		12/15/2033			1,150,000
										2,389,609

		TOTAL CONVERTIBLE BONDS (Cost - $22,803,059)								24,709,490

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Principal Amount ($)					Yield (%)		Maturity			Value
		MORTGAGE BACKED SECURITIES - 39.7%
		U.S. GOVERNMENT AGENCY - 21.3%
4,628,258		Fannie Mae 2012-118 IN (f)			3.5000		11/25/2042			$ 1,043,914
19,326,615		Fannie Mae 2012-147 WI (f)			4.0000		1/25/2033			4,171,539
9,977,502		Fannie Mae 2013-70 EI (f)			3.0000		7/25/2028			1,322,522
9,626,518		FHRR 3122 DS (f)			6.4540		3/15/2036			1,465,777
14,794,004		Freddie Mac 3747 CS (f)			6.3450		10/15/2040			2,886,066
12,331,642		Freddie Mac 3998 SA (f)			6.2950		2/15/2042			2,669,311
10,401,649		Freddie Mac 4122 IO (f)			4.0000		10/15/2042			2,655,216
16,909,430		Freddie Mac 4136 NI (f)			2.5000		11/15/2027			1,669,703
108,870,193		Government National Mortgage Association (f)			0.2791		11/16/2043			2,086,737
										19,970,785
		WHOLE LOAN COLLATERAL - 18.4%
4,001,039		Countrywide Alternative Loan Trust 2005-38 A3 (a)			0.5043		9/25/2035			3,465,828
2,197,459		Countrywide Alternative Loan 2005-62 1A1 (a)			0.4543		12/25/2035			1,814,031
4,482,977		Structured Agency Credit Risk 2006-AR7 A1A (a)			0.3643		8/25/2036			3,357,032
1,607,967		WAMU Mortgage Pass-Thru 2006-AR13 2A (a)			2.2840		10/25/2046			1,456,498
2,202,419		WAMU Mortgage Pass-Trough Cert 2007-OA4 1A (a)			0.8991		5/25/2047			1,919,996
6,069,614		WAMU Mortgage Pass-Trough Cert 2007-OA6 1A (a)			0.93905		7/25/2047			5,234,290
										17,247,675

		TOTAL MORTGAGE BACKED SECURITIES (Cost- $37,020,251)								37,218,460

		ASSET BACKED SECURITIES - 3.0%
2,742,785		Verticrest Opportunity Loan Transferee 2013-NPL4 A1 (b,g)
		(Cost- $2,742,561)			4.0000		11/25/2053			2,761,641

		BANK LOANS
		INTERNET - 1.3%
1,118,732		Manwin Licensing Intl SARL (a)			14.0000		10/18/2018			1,202,636
		(Cost - $1,160,739)

Shares					Dividend ( %)
		PREFERRED STOCK - 2.8%
		AGRICULTURE - 0.4%
3,750		Bunge Limited			4.8750		Perpetual			397,500

		REITS - 2.4%
57,500		American Realty Capital			6.7000		Perpetual			1,309,275
14,000		iStar Financial, Inc.			4.5000		Perpetual			890,750
										2,200,025

		TOTAL PREFERRED STOCK (Cost - $2,431,310)								2,597,525

Number of		OPTIONS PURCHASED - 0.0%
Contracts **		PUT OPTIONS PURCHASED - 0.0%					Expiration
250		PowerShares QQQ @ $86.00					Apr-14			17,500
150		SPDR S&P 500 ETF Trust, @ $179.00					Apr-14			5,250
100		SPDR S&P 500 ETF Trust, @ $180.00					Apr-14			4,300
100		SPDR S&P 500 ETF Trust, @ $181.00					Apr-14			5,300
		TOTAL OPTIONS PURCHASED (Cost - $62,096)								32,350

		TOTAL INVESTMENTS - 98.8% (Cost - $89,703,727) (h)								$ 92,516,292
		OTHER ASSETS LESS LIABILITIES - 1.2%								1,075,763
		NET ASSETS - 100.0%								$ 93,592,055

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Shares										Value
		SECURITIES SOLD SHORT - (4.7) %
		COMMON STOCK - (4.7) %
		AGRICULTURE - (0.1) %
(600)		Bunge Limited								$ (47,706)

		COMMERCIAL SERVICES - (0.2) %
(11,600)		Albany Molecular Research, Inc.								(215,644)

		COMPUTERS - (0.3) %
(16,800)		Spansion Inc. - Class A								(292,656)

		ELECTRONICS - (0.5) %
(21,500)		InvenSense Inc.								(508,905)

		HEALTHCARE - PRODUCTS - (0.1) %
(900)		Alere Inc.								(30,915)
(5,000)		Endologix, Inc.								(64,350)
										(95,265)
		HOUSEHOLD PRODUCTS / WARES - (0.2) %
(3,400)		Jarden Corp.								(203,422)

		INTERNET - (1.2) %
(3,400)		Qihoo 360 Technology Co., Ltd.								(338,572)
(1,400)		SouFun Holdings Ltd.								(95,788)
(10,800)		Trulia, Inc.								(358,560)
(10,400)		Web.com Group Inc.								(353,912)
										(1,146,832)
		PHARMACEUTICALS - (0.3) %
(2,500)		Salix Pharmaceuticals Ltd. *								(259,025)

		REITS - (0.3) %
(20,200)		iStar Financial, Inc. *								(298,152)

		SEMICONDUCTORS - (0.9) %
(23,800)		GT Advanced Technologies Inc.								(405,790)
(20,100)		Sunedison, Inc.								(378,684)
(5,000)		Tower Semiconductor Ltd.								(45,700)
										(830,174)
		TELECOMMUNICATIONS - (0.6) %
(9,100)		Ciena Corp. *								(206,934)
(12,100)		Finisar Corp.								(320,771)
										(527,705)

		TOTAL SECURITIES SOLD SHORT (Proceeds $4,096,342)								$ (4,425,486)
Number of
Contracts **		OPTIONS WRITTEN - 0.0%					Expiration
		PUT OPTIONS WRITTEN - 0.0%
(100)		Home Inns & Hotels Management - ADR @ $50.00 (Proceeds - $13,395)					Sep-14			$ (3,500)

		REIT - Real Estate Investment Trust
	+	Callable on December 16, 2024 @ $100.00
	*	Non income producing
	**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.
	(a)	Variable rate security - interest rate subject to period change. The rate shown as of March 31, 2014.
	(b)

Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in transactions exempt from qualified institutional buyers. At March 31, 2014, these securities amounted to $35,413,714 or 37.8% of net assets.

	(c)	All or part of the security was held as collateral for securities sold short and options as of March 31, 2014.
	(d)	Security in default.
	(e)	Paid in Kind.
	(f)

Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp.("Freddie Mac") and Federal National Mortgage Association ("Fannie Mae") currently operate under a federal conservatorship.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
	(g)	Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2014.
	(h)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (excluding securities sold short) is $89,778,318 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

									Unrealized Appreciation:	$ 3,560,744
									Unrealized Depreciation:	(822,770)
					Net Unrealized Appreciation:					$ 2,737,974

		OPEN CREDIT DEFAULT SWAP AGREEMENTS
		Reference Entity	Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value		Upfront Payments (Received)	Unrealized (Depreciation)
		Protection purchased
		Arrow Electronics, Inc.	JP Morgan	(1.00%)	6/20/2018	$ 1,000,000	$ 977,286		$ 22,714	$ (40,011)
		Camden National Corp.	JP Morgan	(1.00%)	6/20/2018	1,000,000	992,172		7,828	(30,926)
		Computer Sciences Corporation	JP Morgan	(1.00%)	6/20/2018	2,000,000	1,973,509		26,491	(46,077)
		Hillshire Brands Company	JP Morgan	(1.00%)	6/20/2018	1,000,000	991,194		8,806	(20,438)
		Packaging Corporation of America	JP Morgan	(1.00%)	6/20/2018	1,000,000	987,807		12,193	(34,570)
		Quest Diagnostics Inc.	JP Morgan	(1.00%)	6/20/2018	1,000,000	989,254		10,746	(17,755)
		Western Union Company	JP Morgan	(1.00%)	6/20/2018	1,000,000	965,634		34,366	(11,576)
		Xerox Corporation	JP Morgan	(1.00%)	9/20/2018	500,000	484,005		15,995	(20,809)
		Protection sold
		Campbell Soup Company	JP Morgan	1.00%	6/20/2018	1,000,000	1,018,020		(18,020)	(5,905)
		Cardinal Health, Inc.	JP Morgan	1.00%	6/20/2018	1,000,000	1,021,063		(21,063)	(9,850)
		CDX Indexed Investment Grade	JP Morgan	1.00%	12/20/2018	2,000,000	2,034,934		(34,934)	(708)
		Eastman Chemical Co.	JP Morgan	1.00%	6/20/2018	1,000,000	1,003,958		(3,958)	(16,189)
		Federated Department Stores, Inc.	JP Morgan	1.00%	6/20/2018	1,000,000	1,001,480		(1,480)	(20,033)
		Solera Holdings, Inc.	JP Morgan	1.00%	4/1/2017	19,500,000	19,596,711		(96,711)	(20,051)
		Solera Holdings, Inc.	JP Morgan	1.00%	4/1/2019	15,000,000	15,159,762		(159,762)	(8,747)
		Solera Holdings, Inc.	JP Morgan	1.00%	4/1/2024	11,700,000	12,010,311		(310,311)	(6,405)
		Xerox Corporation	JP Morgan	1.00%	3/20/2019	1,000,000	1,000,950		(950)	(451)
				NET UNREALIZED LOSS FROM SWAP CONTRACTS						$ (310,501)

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. The value of the credit default swap agreements entered by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its is determined entirety, based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets +		Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes		$ -	$ 23,994,190	$ -	$ 23,994,190
Convertible Bonds		-	24,709,490	-	24,709,490
Preferred Stocks		2,597,525	-	-	2,597,525
Purchase Options		32,350	-	-	32,350.00
Total Assets		$ 2,629,875	$ 48,703,680	$ -	$ 51,333,555
Liabilities +
Securities Sold Short		$ (4,425,486)	$ -	$ -	$ (4,425,486)
Swaps		-	(310,501)	-	(310,501)
Written Options		(3,500)			(3,500)
Total Liabilities		$ (4,428,986)	$ (310,501)	$ -	$ (4,739,487)

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

+ See Portfolio of Investments for industry classification.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund.  The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments.  The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Credit Default Swaps - Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the period ended March 31, 2014 the Fund’s trades of swap contracts resulted in a net unrealized gain of $507,099 which is included in the net unrealized loss from swap transactions in the Portfolio of Investments.

For the derivative instruments outstanding as of  March 31, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the period ended March 31, 2014, were as follows:

		Number of Contracts	Premiums Received
Options outstanding, beginning of period
Options Written		250	38,339
Options Closed		(56)	(14,937)
Options Expired		(94)	(10,007)
Options outstanding, end of period		100	13,395

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of December 31, 2013:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Credit Default Swaps	-	Unrealized depreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2014:

	Credit Default Risk	Counter Party Risk	Total Value at March 31, 2014
Swaps	$ (310,501)	$ -	$ (310,501)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

      Andrew Rogers, President

Date

05/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

      Andrew Rogers, President

Date

05/27/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

05/27/14